Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 41,356	$ 17,834
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	490	62
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	13,076	31,944
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	335	572
Available-for-sale Securities, Gross unrealized losses, Fair Value	54,432	49,778
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	825	634
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	6,536	5,450
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	30	46
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	6,536	5,450
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	30	46
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	4,566	3,011
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	55	29
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	798
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	16
Available-for-sale Securities, Gross unrealized losses, Fair Value	5,364	3,011
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	71	29
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,312	3,397
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	20	14
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,312	3,397
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	20	14
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	4,013	3,143
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	14	6
Available-for-sale Securities, Gross unrealized losses, Fair Value	4,013	3,143
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	14	6
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	16,692	9,690
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	128	23
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	5,048	17,776
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	60	267
Available-for-sale Securities, Gross unrealized losses, Fair Value	21,740	27,466
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	188	290
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,906	2,053
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	5	32
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,906	2,053
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	5	32
Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	15,620	1,990
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	290	4
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	7,230	14,168
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	259	305
Available-for-sale Securities, Gross unrealized losses, Fair Value	22,850	16,158
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	549	$ 309
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	465
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	3
Available-for-sale Securities, Gross unrealized losses, Fair Value	465
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	3
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	3,318
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	5
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	3,318
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	$ 5